Consolidated Statements Of Capitalization (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013 Long Term Debt of Subsidiaries 0.00% to .99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 0.00% to .99% [Member]	Dec. 31, 2013 Long Term Debt of Subsidiaries 1.00% to 1.99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 1.00% to 1.99% [Member]	Dec. 31, 2013 Long Term Debt of Subsidiaries 2.00% to 2.99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 2.00% to 2.99% [Member]	Dec. 31, 2013 Long Term Debt of Subsidiaries 3.00% to 3.99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 3.00% to 3.99% [Member]	Dec. 31, 2013 Long Term Debt of Subsidiaries 4.00% to 4.99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 4.00% to 4.99% [Member]	Dec. 31, 2013 Long Term Debt of Subsidiaries 5.00% to 5.99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 5.00% to 5.99% [Member]	Dec. 31, 2013 Long Term Debt of Subsidiaries 6.00% to 6.99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 6.00% to 6.99% [Member]	Dec. 31, 2013 Long Term Debt of Subsidiaries 7.00% to 7.99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 7.00% to 7.99% [Member]	Dec. 31, 2013 Long Term Debt of Subsidiaries 8.00% to 8.99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 8.00% to 8.99% [Member]	Dec. 31, 2013 Long Term Debt of Subsidiaries 9.00% to 9.99% [Member]	Dec. 31, 2012 Long Term Debt of Subsidiaries 9.00% to 9.99% [Member]	Dec. 31, 2013 Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]	Dec. 31, 2012 Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]	Dec. 31, 2013 Notes at 3.57% due 2027 [Member]	Dec. 31, 2012 Notes at 3.57% due 2027 [Member]	Dec. 31, 2013 Notes Ranging From 4.62% To 4.87% [Member]	Dec. 31, 2012 Notes Ranging From 4.62% To 4.87% [Member]	Dec. 31, 2013 Notes Ranging From 5.01% To 5.95% [Member]	Dec. 31, 2012 Notes Ranging From 5.01% To 5.95% [Member]
Interest rate																							3.57%	3.57%
Interest rate range, minimum	0.00%	0.00%	1.00%	1.00%	2.00%	2.00%	3.00%	3.00%	4.00%	4.00%	5.00%	5.00%	6.00%	6.00%	7.00%	7.00%	8.00%	8.00%	9.00%	9.00%	10.00%	10.00%			4.62%	4.62%	5.01%	5.01%
Interest rate range, maximum	0.99%	0.99%	1.99%	1.99%	2.99%	2.99%	3.99%	3.99%	4.99%	4.99%	5.99%	5.99%	6.99%	6.99%	7.99%	7.99%	8.99%	8.99%	9.99%	9.99%	10.99%	10.99%			4.87%	4.87%	5.95%	5.95%
Maturity date range, start	2023	2023	2014	2014	2024	2024	2016	2016	2020	2020	2014	2014	2015	2015	2022	2022	2021	2021	2018	2018					2014	2014	2014	2014
Maturity date range, end	2033	2033	2035	2035	2031	2031	2047	2047	2048	2048	2043	2043	2036	2036	2027	2027	2025	2025	2026	2026					2024	2024	2037	2037
Maturity date																					2018	2018	2027	2027